SCHEDULE OF ALLOWANCE FOR ACCOUNTS RECEIVABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Balance as of the beginning of year	$ 400,262
Additions charged to bad debt expense	29,287	491,868
Translation adjustments	(22,069)	(91,606)
Balance as of the end of year	$ 407,480	$ 400,262